Other Liabilities (Details) - Schedule of Other Non-Current Liabilities ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Other Non-Current Liabilities [Abstract]
Derivative liability	₨ 7	$ 0.1	₨ 251
Provision for SAR to employees			1,122
Provision for gratuity	53	0.7	46
Provision for compensated absences	38	0.5	40
Total	₨ 98	$ 1.3	₨ 1,459